Long-term debt - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended	36 Months Ended
	Apr. 26, 2022 USD ($)	Dec. 31, 2025 CAD ($)	Feb. 14, 2028	Jun. 09, 2025 CAD ($)	Feb. 26, 2025 CAD ($)	Feb. 11, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Mar. 13, 2017 USD ($)
Senior unsecured notes 2030
Disclosure of Long-term Debt
Fair value of senior unsecured notes		$ 506,200					$ 571,200
Total facility amount	$ 400.0
Redemption price Percentage of senior unsecured notes	99.241%
Annual interest rate	6.875%
Purchased of senior unsecured note		$ 34,900
Rate of percentage on the open market		95.80%
Senior unsecured notes 2033
Disclosure of Long-term Debt
Fair value of senior unsecured notes		$ 491,300
Total facility amount						$ 400.0
Redemption price Percentage of senior unsecured notes			107.25%
Annual interest rate						7.25%
Purchased of senior unsecured note		$ 23,700
Rate of percentage on the open market		95.30%
Revolving credit facility
Disclosure of Long-term Debt
Total facility amount		$ 1,350,000		$ 1,350,000			$ 1,350,000
Aggregate amount available under the facility				$ 1,800,000
Term loan
Disclosure of Long-term Debt
Total facility amount					$ 450,000
Senior unsecured notes 2025
Disclosure of Long-term Debt
Total facility amount								$ 300.0
Annual interest rate								5.625%
Redemption 40% Option | Senior unsecured notes 2033
Disclosure of Long-term Debt
Percentage of the principle amount of the notes			40.00%
Redemption 100% option | Senior unsecured notes 2033
Disclosure of Long-term Debt
Percentage of the principle amount of the notes			100.00%